Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2020
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

4. Use of estimates and critical accounting judgments

The preparation of financial statements requires use of management judgment in electing and applying accounting policies as well as making estimates and assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the amounts recognized in the financial statements.

The estimates and assumptions used in determining the carrying amounts of assets and liabilities are based on historical experience, expected outcomes and various other factors that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates and assumptions are reviewed continually and revised if changes in circumstances occur, or as a result of new information or more experience. As estimates and assumptions inherently contain a varying degree of uncertainty, actual outcomes may differ resulting in adjustments to the carrying amounts of assets and liabilities in the subsequent periods.

The accounting matters presented in this note are determined to involve the most difficult, subjective or complex judgments, or are considered as key sources of estimation uncertainty.

COVID-19

In 2020, the global economy and financial markets have been severely affected by the COVID-19 pandemic. While the direct impact of COVID-19 on the Group’s financial performance and financial position has been primarily related to temporary factory closures in the first half of the year, the uncertainty related to the duration of the pandemic and the pace and shape of the economic recovery that follows has made it even more challenging to make estimates and assumptions about the future, increasing the risks that the actual results will differ significantly from those estimated. As always, the estimates and assumptions used in determining the carrying amounts of assets and liabilities as of the reporting date reflect the best and latest information available at the time and are considered reasonable under the circumstances.

Due to the high market volatility experienced particularly in the first half of the year as a result of the impact of COVID-19, the Group has throughout the year closely monitored the valuation of those assets where the measurement is to a large extent based on unobservable inputs, such as venture fund investments and certain pension assets, and has concluded the valuation of these assets as of December 31, 2020, is appropriate.

In addition, the Group considered the impact of COVID-19 in its annual goodwill impairment test and the assessment of recoverability of its deferred tax assets, and while it recorded an impairment loss on goodwill related to Fixed Networks operating segment and derecognized its deferred tax assets related to Finland, the reasons for both of these events were considered unrelated to the current COVID-19 situation. For more information on deferred tax assets and goodwill impairment test, refer to Note 12, Income taxes, and Note 17, Impairment, respectively.

Revenue recognition

Critical accounting judgment

Accounting for contract modifications

A significant part of the Group’s business is conducted under framework agreements with no fixed commitment on the overall project scope. The accounting treatment of subsequent purchase commitments received from the customer in the form of new purchase orders is a critical judgment. Subsequent purchase orders may be deemed either to represent separate contracts or to represent a modification of the existing contract, which requires combination with the original contract for accounting purposes.

The decision whether to segregate or combine subsequent purchase orders can have a direct impact on the amount of revenue recognized in a given period for arrangements with multiple performance obligations including material rights as the transaction price is allocated to the performance obligations identified within the contract.

Determining and allocating the transaction price

The Group enters into complex customer arrangements, some of which are non-committed framework agreements that contain complex discounting structures as well as customer pricing that varies depending on the different needs of each customer. The appropriate identification and allocation of discounts and other forms of variable consideration as well as determination of the standalone selling price of each performance obligation are critical judgments that have a direct impact on the timing and amount of revenue recognized. The determination of standalone selling prices of existing performance obligations and of unexercised customer options to purchase additional goods or services will also impact the Group’s determination whether a non-committed part of the contract contains material rights that must be accounted for within the context of the contract. Identified material rights are accounted for as a performance obligation within the contract and the Group will allocate part of the transaction price to it with the relative standalone selling price method.

Identifying distinct performance obligations and determining when the performance obligation is satisfied

The Group regularly enters into agreements with customers comprising multiple performance obligations, which include a variety of products, services and software that the Group offers. The identification of distinct performance obligations within these types of arrangements is considered a critical judgment as inappropriate identification of performance obligations could lead to the recognition of revenue in an incorrect period or for an inaccurate amount.

Pension and other post-employment benefit obligations and expenses

Key source of estimation uncertainty

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, as of December 31, 2020, defined benefit obligations amount to EUR 23 501 million (EUR 24 780 million in 2019) and the fair value of plan assets amounts to EUR 25 688 million (EUR 26 297 million in 2019).

Critical accounting judgment

Where a surplus on a defined benefit scheme arises, the Group analyzes the recoverability of the surplus through either a refund or through reduction of future contributions in determining whether it is necessary to restrict the amount of the surplus that is recognized. The Group has two plans in the US, one plan in the UK and one in Belgium with material surplus positions with a combined surplus of EUR 6 147 million as of December 31, 2020 (EUR 5 794 million in 2019). The Group has made the judgment that limits to recoverability at the reporting date apply to one of the plans in the US and all other surpluses meet the requirements of recoverability. For the US plan where recoverability has been determined to be limited, the resulting asset ceiling limitation is recorded at EUR 1 125 million as of December 31, 2020 (EUR 975 million in 2019).

Refer to Note 27, Pensions and other post-employment benefits.

Income taxes

Critical accounting judgment

The Group uses judgment in determining the extent to which deferred tax assets can be recognized. The recognition of deferred tax assets is based on the assessment of whether it is probable that sufficient taxable profit will be available in the future to utilize the deductible temporary differences, unused tax losses and unused tax credits before the unused tax losses and unused tax credits expire. This assessment requires estimates of the future financial performance of a particular legal entity or a tax group that has recognized the deferred tax asset.

A significant portion of the Group's recognized deferred tax assets relate to unused tax losses, tax credits and deductible temporary differences in the United States which amounted of EUR 753 million as of December 31, 2020 (EUR 1 076 million in 2019). In addition, as of December 31, 2020, the Group has EUR 33 620 million (EUR 20 426 million in 2019) of temporary differences, tax losses carry forward and tax credits for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of these unrecognized deferred tax assets relate to France and Finland.

Refer to Note 12, Income taxes,  for further details on income taxes.

Leases

Critical accounting judgment

The Group uses judgment when it evaluates the lease term.  Many of the Group’s more significant leasehold properties include options to extend the lease term or to terminate the lease prior to the expiration of the lease. These options provide the Group with the financial flexibility needed to align its global portfolio of commercial and industrial real estate properties to meet the changing occupancy needs of its various businesses. This financial flexibility is reflected in the measurement of the right-of-use assets and lease liabilities that the Group records for its leasehold properties to the extent that management concludes that any lease extension options are not reasonably certain to be exercised.

In its assessment whether lease extension and termination options are reasonably certain to be exercised, management applies judgment, considering all relevant factors that create an economic incentive for the Group to exercise either option. The Group determines that extension of the lease term beyond the non-cancellable lease term is reasonably certain when the leased property is significantly customized or specialized for the Group’s specific use, the Group has made significant leasehold improvements that it seeks to recover over the lease term, or lease payments in the optional renewal or break period are significantly lower than the expected future market rent levels. After the commencement date of the lease, the Group reassesses the lease term only if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option. As of December 31, 2020, the Group has potential (undiscounted) future lease payments of EUR 468 million (EUR 560 million in 2019) relating to extension options not expected to be exercised and EUR 51 million (EUR 79 million in 2019) relating to termination options expected to be exercised that are not included in the lease liability.

Refer to Note 16, Leases, for further details on leases.

Goodwill recoverability

Key source of estimation uncertainty

The recoverable amounts of the groups of CGUs are based on fair value less costs of disposal that is determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts are based on financial plans approved by management covering an explicit forecast period of three years. Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. Estimation and judgment are required in determining the components of the recoverable amount calculation, including among others the discount rates, the terminal growth rates and the operating profits in the terminal year. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. The terminal growth rate assumptions reflect long-term average growth rates for the industry and economies in which the groups of CGUs operate.

In 2020, the Group has considered the effects of the ongoing COVID-19 pandemic when estimating future cash flows, revenue growth rates, gross margins and operating margins and these considerations have been reflected in the goodwill impairment test performed. The Group conducted the goodwill impairment test based on a long-range plan prepared in the fourth quarter of 2020 and concluded that the carrying amount exceeded the recoverable amount for its Fixed Networks group of CGUs. As a result, the Group recorded a non-cash impairment charge of EUR 200 million to reduce the goodwill within its Fixed Networks operating segment.

Taken in isolation, either of the following changes would cause a further material goodwill impairment in the Fixed Networks operating segment:

▪	increase in discount rate from 7.4% to 8.4%
▪	reduction in the operating profit in the terminal year by EUR 25 million

A reasonably possible change in the key assumptions used in the valuation of all other groups of CGUs would not lead to an impairment.

Refer to Note 14, Intangible assets and Note 17, Impairment.

Fair value of level 3 financial assets

Key source of estimation uncertainty

Fair values for level 3 financial assets are determined with valuation techniques using material inputs that are not observable from transactions on active market requiring estimation and judgment both in selecting an appropriate valuation technique as well as in defining appropriate underlying assumptions.

For unlisted venture funds and unlisted shares, the fair value is based on a number of factors including, but not limited to, the current market value of similar instruments; prices established from recent arm’s-length transactions; and/or analysis of market prospects and operating performance of target companies with reference to public market comparable companies in similar industry sectors. Changes in these estimates could result in losses in future periods. Based on these estimates and assumptions, the fair value of level 3 financial assets is EUR 727 million (EUR 746 million in 2019), representing 7% of total financial assets measured at fair value on a recurring basis  (9% in 2019).

Refer to Note 24, Fair value of financial instruments.

Provisions and legal contingencies

Key source of estimation uncertainty

Estimation is required in determining the value of the obligation. The amount recognized as a provision is based on the best estimate of unavoidable costs required to settle the obligation at the end of the reporting period. When estimating the value, management may be required to consider a range of possible outcomes and their associated probabilities, risks and uncertainties surrounding the events and circumstances as well as making assumptions of the timing of payment. Changes in estimates of timing or amounts of costs required to settle the obligation may become necessary as time passes and/or more accurate information becomes available. While the use of estimates and assumptions by management as a whole may lead to material adjustments to the aggregate balance of provisions, no individual provision estimate on its own is expected to require a material adjustment to the overall carrying amount. Based on these estimates and assumptions, provisions amount to EUR 1 532 million as of December 31, 2020 (EUR 1 209 million in 2019).

Critical accounting judgment

The Group recognizes a provision when it has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. At times, management judgment is required in determining whether it is probable that an outflow of economic benefits will be required to settle the obligation. The Group is regularly subject to various legal proceedings and investigations covering a wide range of matters. Management judgment is required in assessing the probability of different outcomes and a provision is recognized when an unfavorable outcome is deemed probable and the related obligation can be reasonably estimated.

Refer to Note 29, Provisions and Note 30,  Commitments, contingencies and legal proceedings.